Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000244569 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000244569 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000244569 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000244569 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000244569 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000244569 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000244569 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244569 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244569 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244569 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244569 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244569 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000244569 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000244569 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000244570 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000244570 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000244570 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244570 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000244570 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000244570 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000244570 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244570 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244570 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244570 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244570 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000244571 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244571 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000244571 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244571 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000244571 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000244571 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000244571 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244571 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244571 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244571 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244571 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244571 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%